Schedule of Expected Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 4,392
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	3,337
1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total	1,055
4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
Services and Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Total	1,091
Services and Manufacturing [Member] | Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	1,085
Services and Manufacturing [Member] | 1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total	6
Services and Manufacturing [Member] | 4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
Services and Manufacturing [Member] | More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
R&D Contract [Member]
IfrsStatementLineItems [Line Items]
Total	3,301
R&D Contract [Member] | Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Total	2,252
R&D Contract [Member] | 1 - 3 Years [Member]
IfrsStatementLineItems [Line Items]
Total	1,049
R&D Contract [Member] | 4 - 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total
R&D Contract [Member] | More than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Total